Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	CREATIVE REALITIES, INC.
Entity Central Index Key	0001356093